Portfolio of Investments
Columbia Emerging Markets Bond Fund, May 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 9.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.9%
Braskem America Finance Co.(a)
07/22/2041	7.125%	2,500,000	3,037,818
Colombia 0.8%
Millicom International Cellular SA(a)
01/15/2028	5.125%	1,215,000	1,279,015
03/25/2029	6.250%	1,260,000	1,395,325
03/25/2029	6.250%	180,000	199,332
Total			2,873,672
Egypt 0.3%
Egypt Government International Bond(a)
02/16/2061	7.500%	981,000	944,622
Guatemala 0.4%
Energuate Trust(a)
05/03/2027	5.875%	900,000	939,919
05/03/2027	5.875%	550,000	574,395
Total			1,514,314
Hong Kong 0.9%
Lenovo Group Ltd.(a)
04/24/2025	5.875%	2,850,000	3,243,437
India 0.5%
Adani Ports & Special Economic Zone Ltd.(a)
08/04/2027	4.200%	1,614,000	1,716,091
Isle of Man 0.2%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	565,000	586,550
Jersey 1.2%
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	1,780,000	1,748,984
09/30/2040	2.940%	2,666,000	2,646,323
Total			4,395,307
Netherlands 0.4%
Braskem Netherlands Finance BV(a)
01/10/2023	3.500%	1,000,000	1,034,375
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	570,000	569,540
Total			1,603,915
Pakistan 0.3%
Pakistan Government International Bond(a)
04/08/2031	7.375%	1,069,000	1,119,978
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Philippines 0.7%
SMC Global Power Holdings Corp.(a),(b)
12/31/2049	5.700%	2,600,000	2,651,007
Singapore 0.3%
Geo Coal International Pte Ltd.(a)
10/04/2022	8.000%	1,307,000	1,152,525
Virgin Islands 2.5%
Gold Fields Orogen Holdings BVI Ltd.(a)
05/15/2029	6.125%	1,900,000	2,246,560
JGSH Philippines Ltd.(a)
07/09/2030	4.125%	6,100,000	6,533,307
Total			8,779,867
Total Corporate Bonds & Notes (Cost $31,716,873)			33,619,103

Foreign Government Obligations(c),(d) 79.4%

Angola 2.0%
Angolan Government International Bond(a)
11/26/2029	8.000%	2,463,000	2,513,290
05/08/2048	9.375%	4,350,000	4,515,694
Total			7,028,984
Argentina 1.1%
Argentine Republic Government International Bond(b)
07/09/2035	0.125%	11,251,998	3,713,159
07/09/2046	0.125%	610,000	203,575
Total			3,916,734
Belarus 0.3%
Republic of Belarus International Bond(a)
02/28/2030	6.200%	1,250,000	1,130,333
Brazil 1.8%
Brazilian Government International Bond
05/30/2029	4.500%	1,200,000	1,287,826
06/12/2030	3.875%	4,925,000	4,986,187
Total			6,274,013
Canada 0.4%
MEGlobal Canada ULC(a)
05/18/2025	5.000%	1,300,000	1,465,128
Chile 0.6%
Chile Government International Bond
01/25/2050	3.500%	1,500,000	1,515,977
Columbia Emerging Markets Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, May 31, 2021 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Corporación Nacional del Cobre de Chile(a)
09/30/2029	3.000%		635,000	652,778
Total				2,168,755
China 1.7%
China Government Bond
11/21/2029	3.130%	CNY	100,000	15,722
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%		1,250,000	1,379,137
Syngenta Finance NV(a)
04/24/2028	5.182%		4,200,000	4,621,532
Total				6,016,391
Colombia 5.3%
Colombia Government International Bond
01/30/2030	3.000%		10,600,000	10,248,718
04/15/2031	3.125%		7,300,000	7,028,417
04/22/2032	3.250%		1,652,000	1,589,879
Total				18,867,014
Croatia 0.6%
Croatia Government International Bond(a)
01/26/2024	6.000%		767,000	875,014
Hrvatska Elektroprivreda(a)
10/23/2022	5.875%		1,290,000	1,385,575
Total				2,260,589
Dominican Republic 3.8%
Dominican Republic International Bond(a)
01/27/2025	5.500%		2,060,000	2,271,455
06/05/2026	9.750%	DOP	124,450,000	2,430,838
01/30/2030	4.500%		2,489,000	2,559,021
09/23/2032	4.875%		1,050,000	1,084,965
04/30/2044	7.450%		3,400,000	4,100,404
01/30/2060	5.875%		1,050,000	1,037,563
Total				13,484,246
Ecuador 1.4%
Ecuador Government International Bond(a),(b)
07/31/2030	0.500%		2,000,000	1,737,503
07/31/2035	0.500%		2,748,915	1,946,962
07/31/2040	0.500%		1,899,850	1,213,943
Total				4,898,408
Egypt 3.1%
Egypt Government International Bond(a)
04/16/2030	5.625%	EUR	1,300,000	1,619,273
04/11/2031	6.375%	EUR	1,700,000	2,202,813
01/15/2032	7.053%		1,400,000	1,462,149
05/29/2032	7.625%		1,815,000	1,965,654
02/21/2048	7.903%		3,460,000	3,502,562
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
02/21/2048	7.903%		400,000	404,921
Total				11,157,372
El Salvador 0.6%
El Salvador Government International Bond(a)
01/30/2025	5.875%		700,000	680,681
01/18/2027	6.375%		1,350,000	1,331,575
Total				2,012,256
Ghana 2.0%
Ghana Government International Bond(a)
02/11/2027	6.375%		700,000	705,506
02/11/2035	7.875%		1,800,000	1,793,019
05/07/2042	8.875%		1,100,000	1,115,185
03/26/2051	8.950%		3,400,000	3,393,868
Total				7,007,578
Guatemala 0.6%
Guatemala Government Bond(a)
06/01/2050	6.125%		1,650,000	1,984,125
India 0.4%
Export-Import Bank of India(a)
01/15/2030	3.250%		1,600,000	1,619,859
Indonesia 8.4%
Indonesia Government International Bond(a)
01/15/2045	5.125%		5,150,000	6,228,170
Indonesia Government International Bond
10/30/2049	3.700%		3,500,000	3,601,502
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%		1,145,000	1,189,834
PT Indonesia Asahan Aluminium Persero(a)
05/15/2030	5.450%		4,485,000	5,184,044
11/15/2048	6.757%		4,300,000	5,468,253
PT Pelabuhan Indonesia II(a)
05/05/2045	5.375%		1,350,000	1,613,407
PT Perusahaan Listrik Negara(a)
07/17/2049	4.875%		1,500,000	1,599,430
PT Saka Energi Indonesia(a)
05/05/2024	4.450%		5,500,000	4,936,163
Total				29,820,803
Ivory Coast 1.8%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	3,440,000	4,559,215
06/15/2033	6.125%		1,650,000	1,758,820
Total				6,318,035

2	Columbia Emerging Markets Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, May 31, 2021 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kazakhstan 2.1%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%		2,200,000	2,512,827
04/24/2030	5.375%		3,000,000	3,588,716
04/19/2047	5.750%		1,050,000	1,294,966
Total				7,396,509
Malaysia 0.5%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		1,795,000	1,958,573
Mexico 11.3%
Mexican Bonos
05/31/2029	8.500%	MXN	61,500,000	3,470,472
Mexico Government International Bond
04/16/2030	3.250%		5,250,000	5,424,505
01/15/2047	4.350%		1,800,000	1,867,208
02/10/2048	4.600%		1,600,000	1,698,715
Petroleos Mexicanos
11/12/2026	7.470%	MXN	50,100,000	2,225,564
03/13/2027	6.500%		2,000,000	2,134,255
02/12/2028	5.350%		3,630,000	3,596,729
01/23/2029	6.500%		200,000	205,691
01/23/2030	6.840%		7,545,000	7,806,667
01/28/2031	5.950%		5,000,000	4,854,478
01/23/2045	6.375%		5,300,000	4,561,059
09/21/2047	6.750%		800,000	704,448
01/23/2050	7.690%		1,765,000	1,693,549
Total				40,243,340
Morocco 0.6%
OCP SA(a)
04/25/2044	6.875%		1,850,000	2,262,760
Oman 0.4%
Oman Government International Bond(a)
01/25/2031	6.250%		1,339,000	1,424,833
Pakistan 0.1%
Pakistan Government International Bond(a)
09/30/2025	8.250%		419,000	465,874
Panama 0.9%
Panama Government International Bond
03/16/2025	3.750%		900,000	980,785
09/29/2032	2.252%		2,200,000	2,113,368
Total				3,094,153
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Paraguay 1.0%
Paraguay Government International Bond(a)
08/11/2044	6.100%	2,000,000	2,434,075
03/30/2050	5.400%	925,000	1,052,502
Total			3,486,577
Qatar 5.5%
Ooredoo International Finance Ltd.(a)
04/08/2031	2.625%	1,063,000	1,070,654
Qatar Government International Bond(a)
04/23/2028	4.500%	700,000	826,078
03/14/2029	4.000%	4,700,000	5,415,583
04/16/2030	3.750%	5,400,000	6,127,657
04/23/2048	5.103%	2,350,000	3,060,431
03/14/2049	4.817%	2,550,000	3,224,596
Total			19,724,999
Romania 0.6%
Romanian Government International Bond(a)
02/14/2051	4.000%	2,042,000	2,094,703
Russian Federation 2.6%
Gazprom Neft OAO Via GPN Capital SA(a)
09/19/2022	4.375%	529,000	549,708
Russian Foreign Bond - Eurobond(a)
05/27/2026	4.750%	3,000,000	3,403,228
03/21/2029	4.375%	2,000,000	2,248,094
03/28/2035	5.100%	2,600,000	3,076,376
Total			9,277,406
Saudi Arabia 4.1%
KSA Sukuk Ltd.(a)
10/29/2029	2.969%	1,400,000	1,480,428
Saudi Government International Bond(a)
03/04/2028	3.625%	1,400,000	1,545,204
01/21/2055	3.750%	4,000,000	4,096,982
01/21/2055	3.750%	3,950,000	4,045,770
02/02/2061	3.450%	3,500,000	3,378,329
Total			14,546,713
South Africa 2.4%
Eskom Holdings SOC Ltd.(a)
02/11/2025	7.125%	2,300,000	2,438,201
Republic of South Africa Government International Bond
09/30/2029	4.850%	1,400,000	1,486,299
09/30/2049	5.750%	4,500,000	4,543,905
Total			8,468,405

Columbia Emerging Markets Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, May 31, 2021 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sri Lanka 0.3%
Sri Lanka Government International Bond(a)
05/11/2027	6.200%	1,000,000	671,005
03/28/2030	7.550%	750,000	505,269
Total			1,176,274
Turkey 4.1%
Turkey Government International Bond
03/22/2024	5.750%	1,500,000	1,545,954
04/14/2026	4.250%	1,350,000	1,286,108
03/25/2027	6.000%	2,000,000	2,022,357
02/17/2028	5.125%	4,900,000	4,698,190
04/26/2029	7.625%	2,400,000	2,587,274
05/30/2040	6.750%	1,573,000	1,517,078
01/14/2041	6.000%	1,200,000	1,061,883
Total			14,718,844
Ukraine 2.4%
Ukraine Government International Bond(a)
09/01/2023	7.750%	850,000	919,214
09/01/2026	7.750%	2,900,000	3,235,615
05/21/2029	6.876%	2,179,000	2,274,648
03/15/2033	7.253%	2,100,000	2,208,181
Ukraine Railways Via Shortline PLC(a)
09/15/2021	9.875%	90,000	90,849
Total			8,728,507
United Arab Emirates 3.5%
Abu Dhabi Government International Bond(a)
04/16/2030	3.125%	2,400,000	2,611,589
09/30/2049	3.125%	2,500,000	2,478,256
04/16/2050	3.875%	385,000	433,691
DP World Crescent Ltd.(a)
09/26/2028	4.848%	1,450,000	1,647,965
DP World PLC(a)
07/02/2037	6.850%	3,600,000	4,804,853
09/25/2048	5.625%	500,000	612,513
Total			12,588,867
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Venezuela 0.5%
Petroleos de Venezuela SA(a),(e)
05/16/2024	0.000%		22,627,059	961,650
Venezuela Government International Bond(a),(e)
10/13/2024	0.000%		7,500,000	779,340
Total				1,740,990
Virgin Islands 0.6%
Sinopec Group Overseas Development 2017 Ltd.(a)
09/13/2027	3.250%		2,150,000	2,329,366
Total Foreign Government Obligations (Cost $288,132,638)				283,158,316

Treasury Bills(c) 1.1%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Egypt 1.1%
Egypt Treasury Bills
06/15/2021	12.410%	EGP	59,000,000	3,744,648
Total Treasury Bills (Cost $3,731,123)				3,744,648

Money Market Funds 8.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.042%(f),(g)	31,906,373	31,903,182
Total Money Market Funds (Cost $31,903,182)		31,903,182
Total Investments in Securities (Cost $355,483,816)		352,425,249
Other Assets & Liabilities, Net		4,335,483
Net Assets		$356,760,732

At May 31, 2021, securities and/or cash totaling $158,006 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
112,300,000 MXN	5,639,086 USD	Goldman Sachs International	06/21/2021	13,359	—
6,881,000 EUR	8,404,667 USD	UBS	06/21/2021	10,540	—
Total				23,899	—

4	Columbia Emerging Markets Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, May 31, 2021 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Treasury Bond	29	09/2021	USD	5,372,250	56,582	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Bond 10-Year Note	(51)	09/2021	USD	(7,392,609)	—	(16,836)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2021, the total value of these securities amounted to $217,913,366, which represents 61.08% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2021.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2021, the total value of these securities amounted to $1,740,990, which represents 0.49% of total net assets.
(f)	The rate shown is the seven-day current annualized yield at May 31, 2021.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.042%
	25,696,261	137,091,907	(130,884,986)	—	31,903,182	(2,485)	18,707	31,906,373
Currency Legend
CNY	China Yuan Renminbi
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Emerging Markets Bond Fund | Quarterly Report 2021	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT141_08_L01_(07/21)